Disposals and acquisitions - Narrative (Details) R$ in Millions		1 Months Ended					12 Months Ended
	Dec. 21, 2021 USD ($) facility installment	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) ha	Feb. 28, 2019 USD ($) facility	Jan. 31, 2019 USD ($) installment	Jan. 31, 2019 BRL (R$) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Gain (loss) from disposal							$ 0	$ 2,064,000	$ 1,354,000
Huelen Farm | Global Seward SLU and Peak City SLU
Disclosure of subsidiaries [line items]
Total consideration for disposal		$ 30,100,000
Cash collected from sale of wholly owned subsidiary		10,100,000					10,000,000
Gain (loss) from disposal		(600,000)
Reclassification of revaluation surplus to retained earnings		$ 2,200,000
Province of Santa Fe
Disclosure of subsidiaries [line items]
Cash collected from sale of wholly owned subsidiary			$ 12,100,000
Gain (loss) from disposal			$ 2,100,000
Area of farm land | ha			811.70
Increase (decrease) through transfer between revaluation reserve and retained earnings regarding land sold			$ 8,000,000
Alto Alegre Farm | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Number of installments to transfer consideration | installment					7	7
Total consideration for disposal					$ 16,600,000	R$ 62.5
Cash collected from sale of wholly owned subsidiary					2,200,000	R$ 8.4
Gain (loss) from disposal					1,500,000
Reclassification of revaluation surplus to retained earnings					$ 8,000,000
CHS AGRO S.A.
Disclosure of subsidiaries [line items]
Voting equity interests acquired (as a percent)					50.00%
Proportion of ownership interest in subsidiary (as a percent)					100.00%	100.00%
Value of participation					$ 0
Gain (loss) from acquisition					$ 200,000
Olam Alimentos S.A.
Disclosure of subsidiaries [line items]
Voting equity interests acquired (as a percent)					100.00%
Consideration transferred, acquisition-date fair value					$ 10,000,000
Number of installments to transfer consideration | installment					3	3
SanCor
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value				$ 47,000,000
Number of facilities acquired | facility				2
Viterra Limited Rice Production Operations
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value	$ 18,000,000						$ 20,000,000
Number of installments to transfer consideration | installment	3
Viterra Limited Rice Production Operations | Uruguay | Rice
Disclosure of subsidiaries [line items]
Number of facilities acquired | facility	4
Viterra Limited Rice Production Operations | Argentina
Disclosure of subsidiaries [line items]
Number of facilities acquired | facility	1
Viterra Limited Rice Production Operations | Argentina | Rice
Disclosure of subsidiaries [line items]
Number of facilities acquired | facility	1